FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2020 and 2021.

(in US$ thousands)	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$45,702	$45,702	$41,455	$41,455
Accounts receivable	275	275	265	265
Restricted cash	300	300	306	306
Refundable deposits	208	208	211	211
Marketable securities - noncurrent	10,000	10,000	10,322	10,322
Financial liabilities
Accounts payable	70	70	118	118
Accrued expenses	1,516	1,516	1,435	1,435
Lease liabilities - current and noncurrent	98	98	1,987	1,987

Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2021
Assets
Restricted cash - time deposits	$—	$306	$—	$306
Marketable securities - noncurrent	—	—	10,322	10,322
	$—	$306	$10,322	$10,628

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2020
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	300	—	300
Marketable securities - noncurrent	—	—	10,000	10,000
	$—	$306	$10,000	$10,306

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three	For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2020 and 2021, a reconciliation of the beginning and ending balances are presented as follows:
(in US$ thousands)	Marketable Securities - Debt Securities	Marketable Securities - Debt and Equity Securities
	2020	2021
Balance at beginning of year	$—	$10,000
Purchase	10,000	2,190
Disposal	—	(2,033)
Total gains or (losses) (realized/unrealized)
included in earnings	—	—
included in other comprehensive income - unrealized gain (loss) on security	(351)	(124)
included in other comprehensive income - foreign currency items	351	289
Balance at end of year	$10,000	$10,322
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2020 and 2021 are shown below:

Marketable securities-Level 3 financial assets

Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	Sensitivity of the Input to Fair Value
December 31, 2021	The backsolve method to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount for lack of marketability (“DLOM”)	From 9. 0% to 18. 0% for different scenarios	From 11.0% to 18.0% for different scenarios	1% increase or decrease in DLOM would result in a variation in the debt investment’s fair value by approximately $93 thousand and in the equity investment’s fair value by approximately $26 thousand.
		Volatility	36.0%	36.0%

1% increase or decrease in volatility would result in a variation in the debt investment’s fair value by approximately $9 thousand and in the equity investment’s fair value by approximately $13 thousand.

December 31, 2020	The backsolve method to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders	Discount for lack of marketability (“DLOM”)	From 13.50% to 26.00% for different scenarios	-	1% increase or decrease in DLOM would result in a variation in the debt investment’s fair value by approximately $120 thousand.
		Volatility	41.0%	-	1% increase or decrease in volatility would result in a variation in the debt investment’s fair value by less than $30 thousand.